DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

February 28, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 3.0%
Beijing Enlight Media Co. Ltd., Class A	47,500	$70,910
Beijing Gehua CATV Network Co. Ltd., Class A	36,700	47,525
Bluefocus Intelligent Communications Group Co. Ltd., Class A	99,200	125,163
China South Publishing & Media Group Co. Ltd., Class A	27,500	41,358
Chinese Universe Publishing and Media Group Co. Ltd., Class A	26,389	48,585
G-bits Network Technology Xiamen Co. Ltd., Class A	1,773	98,171
Inmyshow Digital Technology Group Co. Ltd., Class A	21,900	31,930
Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	70,400	39,341
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	28,600	35,089
Kunlun Tech Co. Ltd., Class A	38,300	106,530
Leo Group Co. Ltd., Class A	263,595	94,725
NanJi E-Commerce Co. Ltd., Class A	76,200	67,312
Oriental Pearl Group Co. Ltd., Class A	79,100	103,434
Ourpalm Co. Ltd., Class A*	111,600	65,899
People.cn Co. Ltd., Class A	22,800	48,763
Wanda Film Holding Co. Ltd., Class A*	44,800	95,035
Wasu Media Holding Co. Ltd., Class A	17,000	22,902
Youzu Interactive Co. Ltd., Class A*	29,400	55,293
Zhejiang Huace Film & Television Co. Ltd., Class A	46,200	40,811

(Cost $1,236,871)		1,238,776

Consumer Discretionary - 6.5%
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	61,200	133,023
Anhui Zhongding Sealing Parts Co. Ltd., Class A	30,800	99,517
Autel Intelligent Technology Corp. Ltd., Class A	10,917	90,889
BAIC BluePark New Energy Technology Co. Ltd., Class A*	87,000	125,470
Beiqi Foton Motor Co. Ltd., Class A*	191,900	86,581
BTG Hotels Group Co. Ltd., Class A*	24,145	96,705
China Grand Automotive Services Group Co. Ltd., Class A*	153,300	61,642
Chongqing Department Store Co. Ltd., Class A	7,995	32,553
Chow Tai Seng Jewellery Co. Ltd., Class A	18,200	53,879
DongFeng Automobile Co. Ltd., Class A	36,000	34,935
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	13,117	39,455
Hang Zhou Great Star Industrial Co. Ltd., Class A*	27,753	87,870
Hangzhou Robam Appliances Co. Ltd., Class A	18,900	99,544
Hisense Visual Technology Co. Ltd., Class A	32,300	64,223
HLA Group Corp. Ltd., Class A	51,200	48,956
Joyoung Co. Ltd., Class A	12,201	37,722
Keboda Technology Co. Ltd., Class A	2,000	21,362
KingClean Electric Co. Ltd., Class A	4,800	18,701
Liaoning Cheng Da Co. Ltd., Class A	42,658	111,291
Ningbo Huaxiang Electronic Co. Ltd., Class A	21,000	58,145
Ningbo Joyson Electronic Corp., Class A	38,820	111,234
Ningbo Tuopu Group Co. Ltd., Class A	18,107	172,505
Shanghai Jinjiang International Hotels Co. Ltd., Class A	18,600	165,454
Shenzhen MTC Co. Ltd., Class A*(a)	72,200	50,749
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A*	45,050	51,063
Sichuan Changhong Electric Co. Ltd., Class A	151,900	73,584
Suofeiya Home Collection Co. Ltd., Class A	25,318	90,422
Wangfujing Group Co. Ltd., Class A	23,730	97,711
Wanxiang Qianchao Co. Ltd., Class A	60,400	55,267
Weifu High-Technology Group Co. Ltd., Class A	21,600	71,330
Wuchan Zhongda Group Co. Ltd., Class A	124,000	111,303
Xiamen Intretech, Inc., Class A	12,730	59,652
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	77,038	53,051
Zhejiang Semir Garment Co. Ltd., Class A	31,800	35,591
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	69,400	53,285
Zhejiang Yasha Decoration Co. Ltd., Class A	26,900	27,424

(Cost $2,246,746)		2,682,088

Consumer Staples - 5.7%
Angel Yeast Co. Ltd., Class A	20,200	159,571
Anhui Kouzi Distillery Co. Ltd., Class A	14,300	171,030
Anhui Yingjia Distillery Co. Ltd., Class A	9,700	113,618
Beijing Dabeinong Technology Group Co. Ltd., Class A	133,062	174,416
Beijing Yanjing Brewery Co. Ltd., Class A	55,300	66,534
Bestore Co. Ltd., Class A	3,500	20,207
Bright Dairy & Food Co. Ltd., Class A	25,800	51,749
By-health Co. Ltd., Class A	34,100	133,715
C&S Paper Co. Ltd., Class A	31,700	73,570
Chacha Food Co. Ltd., Class A	12,400	116,996
Chongqing Fuling Zhacai Group Co. Ltd., Class A	21,538	119,747
COFCO Sugar Holding Co. Ltd., Class A	44,200	59,126

Fujian Sunner Development Co. Ltd., Class A*	30,100	93,919
Guangdong Marubi Biotechnology Co. Ltd., Class A	1,900	8,494
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	20,600	84,692
Heilongjiang Agriculture Co. Ltd., Class A	30,100	70,047
Jiajiayue Group Co. Ltd., Class A	9,800	20,060
Laobaixing Pharmacy Chain JSC, Class A	8,254	55,534
New Hope Dairy Co. Ltd., Class A	7,600	16,796
Opple Lighting Co. Ltd., Class A	6,090	19,079
Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A*	130,520	72,112
Proya Cosmetics Co. Ltd., Class A	4,122	121,341
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A*	24,900	38,079
Shanghai Bailian Group Co. Ltd., Class A	32,400	58,165
Shanghai Flyco Electrical Appliance Co. Ltd., Class A	2,200	15,979
Shanghai Jahwa United Co. Ltd., Class A	13,764	84,500
Sichuan Teway Food Group Co. Ltd., Class A	9,314	32,395
Tech-Bank Food Co. Ltd., Class A	58,320	60,842
Toly Bread Co. Ltd., Class A	15,389	60,588
Yantai Changyu Pioneer Wine Co. Ltd., Class A	5,100	24,027
Yuan Longping High-tech Agriculture Co. Ltd., Class A*	42,254	127,562

(Cost $2,070,981)		2,324,490

Energy - 3.6%
China Merchants Energy Shipping Co. Ltd., Class A	128,100	93,082
China Petroleum Engineering Corp.	67,100	37,285
China Suntien Green Energy Corp. Ltd., Class A	6,000	14,172
CNOOC Energy Technology & Services Ltd., Class A	83,800	39,798
COFCO Capital Holdings Co. Ltd., Class A	27,100	37,668
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	51,500	52,015
Guanghui Energy Co. Ltd., Class A*	183,900	206,992
Guizhou Gas Group Corp. Ltd., Class A	10,000	15,181
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	30,600	80,269
Jizhong Energy Resources Co. Ltd., Class A	42,700	44,344
Nanjing Tanker Corp., Class A*	134,700	43,501
Oriental Energy Co. Ltd., Class A	46,500	85,538
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	48,070	91,014
Shanxi Coking Coal Energy Group Co. Ltd., Class A	81,250	136,085
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	47,500	104,674
Sinopec Oilfield Service Corp., Class A*	88,500	31,383
Yankuang Energy Group Co. Ltd., Class A	35,400	177,651
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	23,041	162,864

(Cost $881,095)		1,453,516

Financials - 7.1%
AVIC Industry-Finance Holdings Co. Ltd., Class A	213,900	131,724
Bank of Changsha Co. Ltd., Class A	47,300	59,455
Bank of Guiyang Co. Ltd., Class A	99,500	103,173
Bank of Qingdao Co. Ltd., Class A	34,570	22,220
Bank of Suzhou Co. Ltd., Class A	65,200	74,523
Bank of Xi’an Co. Ltd., Class A	47,100	31,466
Bank of Zhengzhou Co. Ltd., Class A*	207,406	101,129
Caida Securities Co. Ltd., Class A	28,100	49,467
China Great Wall Securities Co. Ltd., Class A	37,600	63,750
Chinalin Securities Co. Ltd., Class A	14,900	32,787
Chongqing Rural Commercial Bank Co. Ltd., Class A	241,800	149,670
Dongxing Securities Co. Ltd., Class A	68,200	111,097
First Capital Securities Co. Ltd., Class A	138,300	139,246
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	47,800	67,423
Guolian Securities Co. Ltd., Class A	29,200	68,091
Guosheng Financial Holding, Inc., Class A*	48,687	68,365
Guoyuan Securities Co. Ltd., Class A	128,400	143,913
Huaan Securities Co. Ltd., Class A	117,315	91,188
Huaxi Securities Co. Ltd., Class A	65,500	92,182
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	110,455	130,095
Jiangsu Financial Leasing Co. Ltd., Class A	45,200	36,564
Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	70,000	35,239
Minmetals Capital Co. Ltd., Class A	84,400	71,750
Northeast Securities Co. Ltd., Class A	58,849	76,860
Oceanwide Holdings Co. Ltd., Class A*	69,500	19,694
Polaris Bay Group Co. Ltd., Class A*	48,700	74,089
Qilu Bank Co. Ltd., Class A	21,600	18,601
Qingdao Rural Commercial Bank Corp., Class A	102,900	59,621
Sealand Securities Co. Ltd., Class A	159,370	98,648
Shaanxi International Trust Co. Ltd., Class A	89,090	45,837
Shanghai AJ Group Co. Ltd., Class A	35,905	39,561
Shanxi Securities Co. Ltd., Class A	93,340	87,181
SooChow Securities Co. Ltd., Class A	162,820	201,824
Southwest Securities Co. Ltd., Class A	137,800	102,530
Western Securities Co. Ltd., Class A	111,000	133,548
Wuxi Rural Commercial Bank Co. Ltd., Class A	60,600	57,657
Xiamen Bank Co. Ltd., Class A	10,500	11,037

(Cost $3,009,518)		2,901,205

Health Care - 9.2%
Anhui Anke Biotechnology Group Co. Ltd., Class A	47,108	80,542
Apeloa Pharmaceutical Co. Ltd., Class A	23,800	106,853
Beijing SL Pharmaceutical Co. Ltd., Class A	29,000	47,286
Blue Sail Medical Co. Ltd., Class A	26,300	57,124
China Animal Husbandry Industry Co. Ltd., Class A	25,257	52,659
China National Accord Medicines Corp. Ltd., Class A	4,873	25,797
China National Medicines Corp. Ltd., Class A	15,033	66,255
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	20,949	40,924
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	15,318	86,838
Contec Medical Systems Co. Ltd., Class A	4,600	28,044
Daan Gene Co. Ltd., Class A	39,018	114,704
Dian Diagnostics Group Co. Ltd., Class A	17,340	84,933
Double Medical Technology, Inc., Class A	1,600	11,636
Guangzhou Wondfo Biotech Co. Ltd., Class A	12,140	88,905
Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A*	27,000	27,483
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A*	49,650	45,509
Hainan Poly Pharm Co. Ltd., Class A	10,699	82,078
Haisco Pharmaceutical Group Co. Ltd., Class A	8,600	23,390
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	14,200	56,447
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	24,385	113,263
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	37,300	95,482
Jinyu Bio-Technology Co. Ltd., Class A	44,904	98,882
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	38,456	74,699
Joinn Laboratories China Co. Ltd., Class A	6,500	118,273
Jointown Pharmaceutical Group Co. Ltd., Class A	35,200	74,225
Livzon Pharmaceutical Group, Inc., Class A	14,862	90,112
Maccura Biotechnology Co. Ltd., Class A	17,300	75,616
Micro-Tech Nanjing Co. Ltd., Class A	2,325	56,329
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	14,980	82,621
Porton Pharma Solutions Ltd., Class A	13,100	166,612
Sansure Biotech, Inc., Class A	4,212	33,326
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	21,700	71,454
Shandong Pharmaceutical Glass Co. Ltd., Class A	19,064	94,342
Shenzhen Chipscreen Biosciences Co. Ltd., Class A*	10,249	48,870
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	14,800	37,417
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A*	18,300	72,484
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	33,100	126,284
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	34,200	94,043
Tasly Pharmaceutical Group Co. Ltd., Class A	35,900	84,851
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	72,000	75,683
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	11,762	49,883
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	57,100	94,371
Winning Health Technology Group Co. Ltd., Class A	68,600	124,021
Yifan Pharmaceutical Co. Ltd., Class A	29,500	79,438
Zhejiang Conba Pharmaceutical Co. Ltd., Class A*	75,040	54,408
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	35,920	131,698
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	20,100	152,290
Zhejiang Medicine Co. Ltd., Class A	27,600	66,981
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	12,600	90,718

(Cost $3,548,608)		3,756,083

Industrials - 18.1%
AECC Aero-Engine Control Co. Ltd., Class A	32,300	129,572
AVIC Electromechanical Systems Co. Ltd., Class A	90,700	178,764
AVICOPTER PLC, Class A	14,900	137,966
Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	7,430	101,567
Beijing Originwater Technology Co. Ltd., Class A	90,100	95,280
Beijing United Information Technology Co. Ltd., Class A	9,900	184,920
Bohai Leasing Co. Ltd., Class A*	99,800	41,236
China Baoan Group Co. Ltd., Class A	108,280	235,868
China First Heavy Industries, Class A*	118,300	59,742
China International Marine Containers Group Co. Ltd., Class A	50,720	120,601
China Meheco Co. Ltd., Class A	21,187	36,928
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	34,543	43,747

China Merchants Port Group Co. Ltd., Class A	9,000	25,033
China National Chemical Engineering Co. Ltd., Class A	122,200	201,384
China Railway Hi-tech Industry Co. Ltd., Class A	57,500	76,918
China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	32,900	38,021
China XD Electric Co. Ltd., Class A	86,500	70,248
CITIC Heavy Industries Co. Ltd., Class A	73,900	47,498
CMST Development Co. Ltd., Class A	37,200	33,862
COSCO SHIPPING Development Co. Ltd., Class A	151,800	80,024
Deppon Logistics Co. Ltd., Class A (a)	13,000	26,054
Dongfang Electric Corp. Ltd., Class A	45,200	116,348
East Group Co. Ltd., Class A	47,000	70,313
Eastern Air Logistics Co. Ltd., Class A*	7,200	24,962
Eternal Asia Supply Chain Management Ltd., Class A	64,800	55,292
Fangda Carbon New Material Co. Ltd., Class A	92,000	149,867
Ginlong Technologies Co. Ltd., Class A	4,000	160,208
Guangshen Railway Co. Ltd., Class A*	149,800	55,492
Guangxi Liugong Machinery Co. Ltd., Class A	46,830	53,822
Guangzhou Port Co. Ltd., Class A	56,400	30,536
Hefei Meiya Optoelectronic Technology, Inc., Class A	12,000	68,522
Hongfa Technology Co. Ltd., Class A	21,480	213,549
Infore Environment Technology Group Co. Ltd., Class A	41,500	39,616
Jiangsu Expressway Co. Ltd., Class A	18,100	25,358
Jiangsu Zhongtian Technology Co. Ltd., Class A	106,835	316,439
Jihua Group Corp. Ltd., Class A*	117,100	54,131
Juneyao Airlines Co. Ltd., Class A	24,340	61,459
Kaishan Group Co. Ltd., Class A	17,851	45,469
Liaoning Port Co. Ltd., Class A	251,520	70,477
Ming Yang Smart Energy Group Ltd., Class A	63,100	256,723
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	10,383	242,448
North Industries Group Red Arrow Co. Ltd., Class A*	34,447	123,189
Orient Group, Inc., Class A*	122,690	68,757
Qingdao Port International Co. Ltd., Class A	30,300	27,821
Qingdao TGOOD Electric Co. Ltd., Class A	25,681	86,311
Riyue Heavy Industry Co. Ltd., Class A	19,700	85,452
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	17,600	68,931
Shandong Hi-speed Co. Ltd., Class A	23,100	19,711
Shanghai Construction Group Co. Ltd., Class A	178,300	92,018
Shanghai Environment Group Co. Ltd., Class A	30,340	57,636
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	16,949	38,611
Shanghai Tunnel Engineering Co. Ltd., Class A	76,800	66,262
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	15,200	31,282
Shanxi Coal International Energy Group Co. Ltd., Class A	39,100	68,522
Shenzhen Airport Co. Ltd., Class A*	46,200	53,757
Shenzhen Tagen Group Co. Ltd., Class A	52,709	53,486
Siasun Robot & Automation Co. Ltd., Class A*	54,100	88,299
Sichuan Road & Bridge Co. Ltd., Class A	58,400	115,195
Sieyuan Electric Co. Ltd., Class A	24,980	186,022
Sinochem International Corp., Class A	58,600	75,050
Sinoma International Engineering Co., Class A	46,750	74,379
Sinotrans Ltd., Class A	62,600	42,514
State Grid Yingda Co. Ltd., Class A	72,200	74,865
STO Express Co. Ltd., Class A*	25,000	31,939
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	51,000	47,311
Suzhou Maxwell Technologies Co. Ltd., Class A	2,100	181,882
TangShan Port Group Co. Ltd., Class A	125,374	57,955
Tian Di Science & Technology Co. Ltd., Class A	71,600	46,246
Tianjin Port Co. Ltd., Class A	63,776	44,727
Wolong Electric Group Co. Ltd., Class A	38,239	92,619
Xiamen C & D, Inc., Class A	67,900	107,276
Xiamen ITG Group Corp. Ltd., Class A	58,248	66,392
Xuji Electric Co. Ltd., Class A	24,800	86,923
Yantai Eddie Precision Machinery Co. Ltd., Class A	15,240	74,646
YTO Express Group Co. Ltd., Class A	51,400	141,503
Yutong Bus Co. Ltd., Class A	58,100	89,678
Zhefu Holding Group Co. Ltd., Class A	88,900	86,975
Zhejiang HangKe Technology, Inc. Co., Class A	5,072	61,850
Zhejiang Wanliyang Co. Ltd., Class A	28,800	39,620
Zhejiang Weiming Environment Protection Co. Ltd., Class A	15,376	83,248
Zhejiang Weixing New Building Materials Co. Ltd., Class A	26,080	95,579
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	37,800	76,775

Zhongshan Broad Ocean Motor Co. Ltd., Class A	78,500	87,985
Zhuzhou Kibing Group Co. Ltd., Class A	64,600	160,661

(Cost $6,227,437)		7,436,124

Information Technology - 19.2%
3peak, Inc., Class A	1,441	152,627
Accelink Technologies Co. Ltd., Class A	18,922	64,763
Addsino Co. Ltd., Class A	52,400	124,347
Aisino Corp., Class A	45,500	100,698
Amlogic Shanghai Co. Ltd., Class A*	9,877	205,662
Arcsoft Corp. Ltd., Class A	7,993	45,870
Beijing E-Hualu Information Technology Co. Ltd., Class A	16,140	71,951
Beijing Jetsen Technology Co. Ltd., Class A*	83,300	75,957
Beijing Orient National Communication Science & Technology Co. Ltd., Class A*	32,919	71,343
Beijing Shiji Information Technology Co. Ltd., Class A	18,225	69,071
Beijing Sinnet Technology Co. Ltd., Class A	49,800	117,941
Beijing Thunisoft Corp. Ltd., Class A	32,800	58,883
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	5,800	147,360
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	41,400	91,624
China National Software & Service Co. Ltd., Class A	12,100	85,509
China TransInfo Technology Co. Ltd., Class A	44,500	97,851
China Zhenhua Group Science & Technology Co. Ltd., Class A	14,625	271,278
DHC Software Co. Ltd., Class A	79,400	103,448
Eastern Communications Co. Ltd., Class A	22,700	39,134
Fiberhome Telecommunication Technologies Co. Ltd., Class A	29,600	80,597
Fujian Star-net Communication Co. Ltd., Class A	19,800	80,964
GCL System Integration Technology Co. Ltd., Class A*	167,600	97,374
GRG Banking Equipment Co. Ltd., Class A	52,900	99,154
Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	30,000	110,515
Guangzhou Haige Communications Group, Inc. Co., Class A	78,300	123,460
Hangzhou Lion Electronics Co. Ltd., Class A	11,000	207,086
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	33,100	89,027
Hengtong Optic-electric Co. Ltd., Class A	77,100	180,398
Huagong Tech Co. Ltd., Class A	41,459	161,129
Ingenic Semiconductor Co. Ltd., Class A	7,800	137,434
IRICO Display Devices Co. Ltd., Class A*	57,400	55,521
Leyard Optoelectronic Co. Ltd., Class A	82,800	110,369
MLS Co. Ltd., Class A	37,373	76,855
Neusoft Corp., Class A*	36,200	73,869
Newland Digital Technology Co. Ltd., Class A	34,340	96,059
Ninestar Corp., Class A	28,945	228,653
PCI Technology Group Co. Ltd., Class A	59,450	78,867
Raytron Technology Co. Ltd., Class A	10,906	109,546
Rockchip Electronics Co. Ltd., Class A	6,700	123,875
Shanghai 2345 Network Holding Group Co. Ltd., Class A*	243,448	97,120
Shanghai Aiko Solar Energy Co. Ltd., Class A	33,200	106,325
Shanghai Belling Co. Ltd., Class A	23,300	84,062
Shanghai Friendess Electronic Technology Corp. Ltd., Class A	1,414	71,855
Shenzhen Aisidi Co. Ltd., Class A	31,200	49,441
Shenzhen Everwin Precision Technology Co. Ltd., Class A	34,236	66,718
Shenzhen Huaqiang Industry Co. Ltd., Class A	13,840	32,602
Shenzhen Kaifa Technology Co. Ltd., Class A	39,300	84,737
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	28,200	69,554
Shenzhen Kinwong Electronic Co. Ltd., Class A	11,320	55,661
Shenzhen SC New Energy Technology Corp., Class A	8,400	116,862
Shenzhen Sunlord Electronics Co. Ltd., Class A	26,700	135,386
Shenzhen Suntak Circuit Technology Co. Ltd., Class A	15,800	37,369
Shenzhen Sunway Communication Co. Ltd., Class A	39,100	131,287
Sinosoft Co. Ltd., Class A	14,820	68,812
StarPower Semiconductor Ltd., Class A	2,100	120,143
State Grid Information & Communication Co. Ltd., Class A	19,900	60,959
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	55,200	193,735
Taiji Computer Corp. Ltd., Class A	17,019	68,811
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	13,200	71,989
Tianma Microelectronics Co. Ltd., Class A	50,800	94,012
Tianshui Huatian Technology Co. Ltd., Class A	93,900	177,787
TongFu Microelectronics Co. Ltd., Class A	38,900	111,463
Topsec Technologies Group, Inc., Class A	47,880	111,423
Venustech Group, Inc., Class A	30,000	114,742
Verisilicon Microelectronics Shanghai Co. Ltd., Class A*	9,856	95,365
Visionox Technology, Inc., Class A*	35,500	46,589

Wangsu Science & Technology Co. Ltd., Class A	99,000	106,573
Westone Information Industry, Inc., Class A	23,904	172,749
Wonders Information Co. Ltd., Class A*	47,694	94,002
Wuhu Token Science Co. Ltd., Class A	98,500	150,164
Wuxi Taiji Industry Co. Ltd., Class A	64,500	81,993
Xiamen Faratronic Co. Ltd., Class A	5,600	188,723
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class A	5,300	26,807
Zhejiang Crystal-Optech Co. Ltd., Class A	46,262	103,702
Zhongji Innolight Co. Ltd., Class A	22,600	137,565

(Cost $7,141,396)		7,853,156

Materials - 20.5%
ADAMA Ltd., Class A	17,100	22,631
Angang Steel Co. Ltd., Class A	94,100	57,203
BBMG Corp., Class A	164,700	75,091
Beijing Sanju Environmental Protection and New Material Co. Ltd., Class A*	58,600	76,070
Beijing Shougang Co. Ltd., Class A	53,300	50,627
Bluestar Adisseo Co., Class A	17,400	32,807
Cathay Biotech, Inc., Class A	5,126	116,164
Chengzhi Co. Ltd., Class A*	25,209	53,875
Chifeng Jilong Gold Mining Co. Ltd., Class A*	54,500	136,405
China Hainan Rubber Industry Group Co. Ltd., Class A	72,600	57,581
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd., Class A*	58,500	49,083
China West Construction Group Co. Ltd., Class A	20,900	28,189
Chongqing Iron & Steel Co. Ltd., Class A*	261,200	86,008
COFCO Biotechnology Co. Ltd., Class A	45,385	75,225
CSG Holding Co. Ltd., Class A	55,861	73,488
Fangda Special Steel Technology Co. Ltd., Class A	52,346	68,118
Fushun Special Steel Co. Ltd., Class A*	63,800	161,096
Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A*	122,700	43,705
GEM Co. Ltd., Class A	193,252	292,472
Guangdong HEC Technology Holding Co. Ltd., Class A*	61,405	84,475
Guangdong Hongda Holdings Group Co. Ltd., Class A	19,200	84,559
Guangdong Tapai Group Co. Ltd., Class A	33,000	56,891
Hainan Mining Co. Ltd., Class A*	16,800	29,787
Hangzhou Iron & Steel Co., Class A	53,210	50,289
Hangzhou Oxygen Plant Group Co. Ltd., Class A	15,600	68,779
Hesteel Co. Ltd., Class A	163,400	66,480
Hongda Xingye Co. Ltd., Class A	102,278	86,948
Huabao Flavours & Fragrances Co. Ltd., Class A	4,900	24,427
Huaibei Mining Holdings Co. Ltd., Class A	39,600	84,067
Huapont Life Sciences Co. Ltd., Class A	64,850	64,575
Huaxin Cement Co. Ltd., Class A	26,972	87,703
Hubei Xingfa Chemicals Group Co. Ltd., Class A	31,320	203,287
Hunan Gold Corp. Ltd., Class A*	34,800	69,910
Hunan Valin Steel Co. Ltd., Class A	161,320	148,888
Inner Mongolia Dazhong Mining Co. Ltd., Class A	9,500	23,536
Jiangsu Shagang Co. Ltd., Class A	68,800	68,508
Jiangsu Yangnong Chemical Co. Ltd., Class A	7,600	149,635
Jiangsu Yoke Technology Co. Ltd., Class A	11,496	114,199
Jinduicheng Molybdenum Co. Ltd., Class A	44,600	49,918
Levima Advanced Materials Corp., Class A	8,300	40,707
Lianhe Chemical Technology Co. Ltd., Class A	29,959	81,954
Liuzhou Iron & Steel Co. Ltd., Class A	18,100	15,616
Luxi Chemical Group Co. Ltd., Class A	45,600	120,699
Maanshan Iron & Steel Co. Ltd., Class A	94,600	62,450
Nanjing Hanrui Cobalt Co. Ltd., Class A	8,800	111,518
Nanjing Iron & Steel Co. Ltd., Class A	121,500	72,898
Ningbo Shanshan Co. Ltd., Class A	46,361	219,519
ORG Technology Co. Ltd., Class A	70,150	63,967
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	174,700	116,157
Red Avenue New Materials Group Co. Ltd., Class A	7,400	46,379
Rising Nonferrous Metals Share Co. Ltd., Class A*	7,300	55,506
Sansteel Minguang Co. Ltd. Fujian, Class A	47,150	55,609
SGIS Songshan Co. Ltd., Class A	45,300	33,848
Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	17,400	21,761
Shandong Chenming Paper Holdings Ltd., Class A	48,350	53,350
Shandong Iron and Steel Co. Ltd., Class A	218,030	62,474
Shandong Sinocera Functional Material Co. Ltd., Class A	32,500	191,240
Shandong Sun Paper Industry JSC Ltd., Class A	64,500	125,083
Shanghai Huayi Group Co. Ltd., Class A	22,600	32,665
Shanxi Meijin Energy Co. Ltd., Class A*	102,300	231,749
Shanxi Taigang Stainless Steel Co. Ltd., Class A	91,000	105,308
Shanying International Holding Co. Ltd., Class A	124,400	61,640
Shenghe Resources Holding Co. Ltd., Class A	56,590	175,769

Shenzhen Capchem Technology Co. Ltd., Class A	11,600	176,292
Shenzhen Jinjia Group Co. Ltd., Class A	42,300	110,960
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	15,340	70,619
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	107,900	86,432
Sichuan Hebang Biotechnology Co. Ltd., Class A*	249,580	155,276
Sinoma Science & Technology Co. Ltd., Class A	27,100	127,761
Tangshan Jidong Cement Co. Ltd., Class A	38,081	72,524
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	49,300	70,554
Tianshan Aluminum Group Co. Ltd., Class A	55,700	83,680
Tongling Nonferrous Metals Group Co. Ltd., Class A	298,000	186,345
Transfar Zhilian Co. Ltd., Class A	50,100	60,832
Weihai Guangwei Composites Co. Ltd., Class A	12,600	146,270
Western Mining Co. Ltd., Class A	77,300	199,467
Xiamen Tungsten Co. Ltd., Class A	34,920	121,618
Xinfengming Group Co. Ltd., Class A	30,016	66,477
Xinjiang Tianshan Cement Co. Ltd., Class A	24,000	55,167
Xinjiang Zhongtai Chemical Co. Ltd., Class A	68,400	117,595
Xinxing Ductile Iron Pipes Co. Ltd., Class A	93,450	73,526
Xinyu Iron & Steel Co. Ltd., Class A	75,600	70,852
Yintai Gold Co. Ltd., Class A	68,308	99,594
Yunnan Aluminium Co. Ltd., Class A*	74,700	170,407
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	145,100	121,514
Yunnan Copper Co. Ltd., Class A	42,600	87,536
Yunnan Tin Co. Ltd., Class A*	40,530	160,727
Zhejiang Hailiang Co. Ltd., Class A	49,100	94,052
Zhejiang Juhua Co. Ltd., Class A	54,890	127,041
Zhejiang Runtu Co. Ltd., Class A	37,600	52,976
Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	7,460	28,025
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	56,921	86,506

(Cost $6,113,034)		8,411,190

Real Estate - 3.3%
Beijing Capital Development Co. Ltd., Class A	47,800	41,089
Beijing Urban Construction Investment & Development Co. Ltd., Class A	49,820	34,939
China Merchants Property Operation & Service Co. Ltd., Class A	16,900	41,977
China Sports Industry Group Co. Ltd., Class A	32,901	50,991
Cinda Real Estate Co. Ltd., Class A*	23,400	14,447
Financial Street Holdings Co. Ltd., Class A	44,200	39,394
Grandjoy Holdings Group Co. Ltd., Class A*	46,500	29,004
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	46,600	44,263
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	68,700	43,503
Jinke Properties Group Co. Ltd., Class A	122,100	86,983
Nanjing Gaoke Co. Ltd., Class A	34,320	51,560
Red Star Macalline Group Corp. Ltd., Class A*	18,300	24,480
RiseSun Real Estate Development Co. Ltd., Class A	72,800	45,293
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	13,450	24,997
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	33,700	59,218
Shanghai Shimao Co. Ltd., Class A	32,100	16,516
Shanghai SMI Holding Co. Ltd., Class A	45,600	30,464
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	31,800	69,874
Sichuan Languang Development Co. Ltd., Class A*	38,165	11,177
Suning Universal Co. Ltd., Class A*	60,300	38,852
Tianjin Guangyu Development Co. Ltd., Class A	22,800	76,881
Xiangcai Co. Ltd., Class A	23,600	32,989
Xinhu Zhongbao Co. Ltd., Class A	168,300	79,663
Yango Group Co. Ltd., Class A	89,400	34,250
Youngor Group Co. Ltd., Class A	113,900	122,072
Zhejiang China Commodities City Group Co. Ltd., Class A	112,900	83,109
Zhongtian Financial Group Co. Ltd., Class A*	170,900	71,696
Zhuhai Huafa Properties Co. Ltd., Class A	65,040	63,941

(Cost $1,448,647)		1,363,622

Utilities - 3.7%
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	178,590	97,822
CECEP Wind-Power Corp., Class A	122,500	109,569
Chengdu Xingrong Environment Co. Ltd., Class A	73,600	68,278
Chongqing Gas Group Corp. Ltd., Class A	13,800	18,307
Datang International Power Generation Co. Ltd., Class A	100,800	45,319
ENN Natural Gas Co. Ltd., Class A	34,500	97,545
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	85,000	70,376
Guangxi Guiguan Electric Power Co. Ltd., Class A	96,600	90,838
Huadian Power International Corp. Ltd., Class A	129,100	87,881
Hubei Energy Group Co. Ltd., Class A	78,100	57,740

Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	131,300	81,689
Jinko Power Technology Co. Ltd., Class A	45,500	52,438
Luenmei Quantum Co. Ltd., Class A	36,050	46,283
Shanghai Electric Power Co. Ltd., Class A	31,400	57,812
Shenergy Co. Ltd., Class A	98,649	109,786
Shenzhen Energy Group Co. Ltd., Class A	76,360	87,399
Shenzhen Gas Corp. Ltd., Class A	24,200	31,874
Wintime Energy Co. Ltd., Class A*	883,400	251,729
Zhongshan Public Utilities Group Co. Ltd., Class A	36,560	48,269

(Cost $1,319,831)		1,510,954

TOTAL COMMON STOCKS (Cost $35,244,164)		40,931,204

TOTAL INVESTMENTS - 99.9% (Cost $35,244,164)		$40,931,204
Other assets and liabilities, net - 0.1%		47,320

NET ASSETS - 100.0%		$40,978,524

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

JSC:	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(b)	$40,854,401	$—	$76,803	$40,931,204

TOTAL	$40,854,401	$—	$76,803	$40,931,204

(b)	See Schedule of Investments for additional detailed categorizations.

During the period ended February 28, 2022, the amount of transfers from Level 1 to Level 3 was $ 90,716. The investment were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.